UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 4006
CitiFunds Trust I
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST I
LEGG MASON PARTNERS EMERGING MARKETS EQUITY FUND
FORM N-Q
July 31, 2006

Legg Mason Partners Emerging Markets Equity Fund
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 87.7%
Argentina — 1.1%
12,200	Banco Macro Bansud SA, ADR	$246,440
6,700	BBVA Banco Frances SA, ADR	49,446
23,200	Grupo Financiero Galicia SA, ADR *	134,560

	Total Argentina	430,446

Brazil — 10.2%
7,700	Aracruz Celulose SA, Sponsored ADR	384,846
7,300	Banco do Brasil SA	167,403
8,200	Companhia Vale do Rio Doce, Sponsored ADR	163,180
20,765	Company SA *	109,646
25,200	Cyrela Brazil Realty SA	341,636
36,971	Gafisa SA *	374,637
13,900	Grendene SA	116,579
19,918	Petroleo Brasileiro SA, Sponsored ADR	1,650,007
1,600	Tam SA, Sponsored ADR *	43,120
13,855	Tim Participacoes SA, ADR	343,604
500	Ultrapar Participacoes SA, Sponsored ADR	7,505
9,896	Vivo Participacoes SA	24,938
27,600	Votorantim Celulose e Papel SA, Sponsored ADR	430,284

	Total Brazil	4,157,385

Chile — 1.5%
67,121,703	CorpBanca SA	291,833
37,433	Inversiones Aguas Metropolitanas SA	40,169
13,700	Inversiones Aguas Metropolitanas SA, ADR (a)	294,501

	Total Chile	626,503

China — 1.7%
152,000	China Life Insurance Co., Ltd.	255,853
21,700	NetEase.com Inc., ADR *	375,410
59,500	Weiqiao Textile Co., Ltd., Class H Shares	73,507

	Total China	704,770

Cyprus — 0.3%
14,010	Urals Energy Public Co., Ltd. *	107,317

Czech Republic — 0.5%
4,400	Komercni Banka AS, Sponsored GDR	220,000

Hong Kong — 7.2%
190,000	AAC Acoustic Technology Holdings Inc. *	183,381
106,000	China Merchants Holdings International Co., Ltd.	321,245
62,000	China Mobile (Hong Kong) Ltd.	399,333
598,000	China Overseas Land & Investment Ltd.	350,149
304,000	China Resources Enterprise Ltd.	669,757
1,181,200	CNOOC Ltd.	1,007,806

	Total Hong Kong	2,931,671

Hungary — 0.9%
6,432	OTP Bank Nyrt., Sponsored GDR	384,634

Indonesia — 1.8%
185,000	PT Astra International Tbk.	195,272
491,100	PT Bank Central Asia Tbk.	225,436
656,801	PT Indosat Tbk.	308,722

	Total Indonesia	729,430

Israel — 1.3%
75,270	Bank Hapoalim Ltd.	336,782
54,906	Bank Leumi Le-Israel	194,632

	Total Israel	531,414

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Malaysia — 1.3%
45,600	Genting Berhad	$311,688
12,505	Magnum Corp. Berhad	6,736
42,400	Telekom Malaysia Berhad	104,913
47,800	Tenaga Nasional Berhad	119,582

	Total Malaysia	542,919

Mexico — 6.5%
65,300	Consorcio ARA SA de CV	298,909
71,800	Controladora Comercial Mexicana SA de CV	141,410
63,500	Corporacion GEO SA de CV, Series B Shares *	252,162
117,800	Corporacion Moctezuma SA de CV	248,193
87,200	Empresas ICA SA de CV *	277,100
84,800	Grupo Bimbo SA de CV, Series A Shares	272,659
197,476	Grupo Financiero Banorte SA de CV, Series O Shares	544,499
52,800	Urbi, Desarrollos Urbanos SA de CV *	137,363
148,300	Wal-Mart de Mexico SA de CV	459,171

	Total Mexico	2,631,466

Peru — 1.1%
15,400	Cia de Minas Buenaventura SA, ADR	448,294

Russia — 10.1%
24,595	AFK Sistema, Registered Shares, Sponsored GDR	542,320
29,398	Gazprom, Registered Shares, Sponsored ADR	1,225,309
6,958	LUKOIL, Sponsored ADR	603,258
3,923	Mining and Metallurgical Co. Norilsk Nickel, ADR	535,489
17,700	Mobile TeleSystems, Sponsored ADR	565,338
9,465	NovaTek OAO, Sponsored GDR	442,962
2,330	Surgutneftegaz, Sponsored ADR	171,488

	Total Russia	4,086,164

South Africa — 5.0%
24,505	Barloworld Ltd.	409,387
3,053	Ellerine Holdings Ltd.	29,103
24,476	JD Group Ltd.	225,361
34,336	Massmart Holdings Ltd.	235,560
41,886	MTN Group Ltd.	321,235
73,003	Standard Bank Group Ltd.	805,550

	Total South Africa	2,026,196

South Korea — 18.0%
510	Cheil Communications Inc.	102,523
14,620	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	460,750
6,860	GS Engineering & Construction Corp.	459,680
4,530	Hyundai Mobis	376,591
11,060	Hyundai Motor Co.	846,493
11,800	Kookmin Bank	1,030,384
7,411	KT&G Corp.	446,941
1,662	ORION Corp	417,632
780	POSCO	190,284
3,043	Samsung Electronics Co., Ltd.	1,937,121
11,480	Shinhan Financial Group Co., Ltd.	564,925
6,574	SK Corp.	460,476

	Total South Korea	7,293,800

Taiwan — 11.1%
260,000	AU Optronics Corp.	374,332
18,100	AU Optronics Corp., ADR	266,794
20,000	Catcher Technology Co., Ltd.	204,586
416,000	Cathay Financial Holding Co., Ltd.	889,187
8,645	China Steel Corp.	6,943
640,027	Chinatrust Financial Holding Co., Ltd.	498,357
See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Taiwan — 11.1% (continued)
161,710	Formosa Chemicals & Fibre Corp.	$227,142
219,637	Formosa Plastics Corp.	303,142
4,800	High Tech Computer Corp.	106,703
72,291	Hon Hai Precision Industry Co., Ltd.	428,241
563,917	Taiwan Semiconductor Manufacturing Co., Ltd.	943,621
314,000	Uni-President Enterprises Corp.	247,372

	Total Taiwan	4,496,420

Thailand — 4.9%
1,051,700	Asian Property Development Public Co., Ltd.	76,710
123,500	Bangkok Bank Public Co., Ltd., NVDR	329,638
1,025,500	Italian-Thai Development Public Co., Ltd.	142,280
230,500	Kasikornbank Public Co., Ltd.	389,852
151,000	Kasikornbank Public Co., Ltd., NVDR	245,415
932,500	Krung Thai Bank Public Co., Ltd.	268,611
1,375,000	Land & Houses Public Co., Ltd., NVDR	252,543
43,400	PTT Public Co., Ltd.	270,676
2,356	Thai Airways International Public Co., Ltd.	2,522

	Total Thailand	1,978,247

Turkey — 2.3%
48,547	Arcelik AS	302,059
140,700	Turkiye Garanti Bankasi AS	404,770
51,653	Turkiye Vakiflar Bankasi T.A.O., Class D	217,712

	Total Turkey	924,541

United Kingdom — 0.9%
8,633	Anglo American PLC	361,591

	TOTAL COMMON STOCKS (Cost — $31,322,423)	35,613,208

PREFERRED STOCKS — 4.2%
Brazil — 4.2%
30,300	Braskem SA	157,348
26,000,000	CESP CIA Energetica de Sao Paulo *	204,917
1,400	Cia Vale do Rio Doce	27,859
27,500	Duratex SA	271,714
22,632	Tam SA	613,019
2,500	Telemar Norte Leste SA, Series A Shares	49,391
11,488	Ultrapar Participacoes SA	171,106
43,100	Universo Online SA *	225,404

	TOTAL PREFERRED STOCKS (Cost — $1,532,946)	1,720,758

Warrants
WARRANTS(a) — 1.8%
20,685	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of Oil & Natural Gas Corp., Ltd. common stock, Expires 3/14/07	522,565

13,424	MSDW Asia Securities Products LLC, Each warrant exercisable for 1 share of Satyam Computer Servcies, Ltd., common stock, Expires 3/21/07	217,845

	TOTAL WARRANTS (Cost — $551,495)	740,410

See Notes to Schedule of Investments.

Legg Mason Partners Emerging Markets Equity Fund
Schedule of Investments (unaudited) (continued)
July 31, 2006

Face Amount	Security	Value

EQUITY LINKED NOTES(c) — 3.0%

India — 1.9%
$1	UBS Hindalco Industries Ltd., 0.000% due 1/10/07 (b)	$2
22,022	UBS Infosys Technologies Ltd., 0.000% due 1/10/07	782,221

	Total India	782,223

United Kingdom — 1.1%

27,300	UBS Saytam Computer Services Ltd., 0.000% due 6/19/07 (b)	443,405

	TOTAL EQUITY LINKED NOTES (Cost — $1,175,137)	1,225,628

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $34,582,001)	39,300,004

SHORT-TERM INVESTMENT — 1.5%
Repurchase Agreement — 1.5%
599,000	State Street Bank & Trust Co., dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity - $599,080; (Fully collateralized by U.S. Treasury Bond, 7.875% due 2/15/21; Market value - $614,525) (Cost — $599,000)	599,000

	TOTAL INVESTMENTS — 98.2% (Cost — $35,181,001#)	39,899,004
	Other Assets in Excess of Liabilities — 1.8%	727,558

	TOTAL NET ASSETS — 100.0%	$40,626,562

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(c)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt

Summary of Investments by Sector* (unaudited)
Financials	25.1%
Energy	14.9
Information Technology	12.1
Consumer Discretionary	11.7
Industrials	9.9
Materials	7.8
Telecommunication Services	5.9
Consumer Staples	4.5
Equity Linked Notes	2.0
Warrants	3.0
Utilities	1.6
Repurchase Agreement	1.5

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2006 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Emerging Markets Equity Fund (formerly known as Smith Barney Emerging Markets Equity Fund) (the “Fund”), is a separate diversified investment fund of CitiFunds Trust I (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Equity Linked Notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.
(d) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(f) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,121,650
Gross unrealized depreciation	(1,403,647)

Net unrealized appreciation	$4,718,003

ITEM 2.  CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.  EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
CitiFunds Trust I

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: September 29, 2006